DISCONTINUED OPERATIONS (Details 3) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Gross Profit	$ 183,738	$ 361,278	$ 1,224,523	$ 1,651,536	$ 1,609,883	$ 2,227,404
Expenses	$ 1,418,430	$ 1,626,737	$ 4,318,017	$ 6,767,816	15,637,702	$ 8,905,220
Other income (expense)					(44,100)
Discontinued operations for IST
Revenue					526,583
Cost of Sales					428,665
Gross Profit					97,917
Expenses					(196,038)
Other income (expense)					(6,237)
Net Loss					$ (104,358)
Loss per share					$ (0.00)